INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Loss before income taxes	$ (158,427)	$ (65,812)	$ (23,354)
Income tax computed at applicable tax rates	(26,140)	(10,859)	(5,839)
Effect of different tax rates in different jurisdictions	(144)	(858)	323
Non-deductible expenses	12,320	5,792	3,940
Change in valuation allowance	14,358	6,188	1,812
Effect of EIT reversal for previous years		(359)	(22)
Research and development super-deduction	$ (394)	(263)	(235)
Others			(9)
Income tax expense (benefit)		$ (359)	$ (30)